Shareholder Report, Holdings (Details)	Jul. 31, 2024
The Income Fund of America - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class A | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class A | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class A | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class A | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class C | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class C | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class C | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class C | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class T | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class T | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class T | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class T | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class 529-F-1 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class 529-F-1 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class 529-F-1 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-F-1 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class F-2 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class F-2 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class F-2 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class F-2 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
The Income Fund of America - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class F-3 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class F-3 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class F-3 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class F-3 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class 529-A | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class 529-A | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class 529-A | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-A | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class 529-C | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class 529-C | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class 529-C | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-C | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class 529-E | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class 529-E | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class 529-E | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class 529-E | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class 529-E | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class 529-T | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class 529-T | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class 529-T | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-T | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class 529-F-1 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class 529-F-1 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class 529-F-1 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-F-1 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America® Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America® Class 529-F-2 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America® Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America® Class 529-F-2 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America® Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America® Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America® Class 529-F-2 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America® Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America® Class 529-F-2 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America® Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America® Class 529-F-3 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America® Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America® Class 529-F-3 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America® Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America® Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America® Class 529-F-3 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America® Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America® Class 529-F-3 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
Income Fund of America® Class R-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America® Class R-1 [Member] | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America® Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America® Class R-1 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America® Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America® Class R-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America® Class R-1 [Member] | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America® Class R-1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America® Class R-1 [Member] | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Income Fund of America® Class R-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America® Class R-2 [Member] | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America® Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America® Class R-2 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America® Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America® Class R-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America® Class R-2 [Member] | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America® Class R-2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America® Class R-2 [Member] | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Income Fund of America® Class R-2E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America® Class R-2E [Member] | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America® Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America® Class R-2E [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America® Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America® Class R-2E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America® Class R-2E [Member] | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America® Class R-2E [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America® Class R-2E [Member] | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Income Fund of America® Class R-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America® Class R-3 [Member] | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America® Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America® Class R-3 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America® Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America® Class R-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America® Class R-3 [Member] | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America® Class R-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America® Class R-3 [Member] | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Income Fund of America - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America - Class R-4 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America - Class R-4 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America - Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America - Class R-4 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America - Class R-4 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Income Fund of America - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America - Class R-5E | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America - Class R-5E | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America - Class R-5E | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America - Class R-5E | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Income Fund of America - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
Income Fund of America - Class R-5 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
Income Fund of America - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Income Fund of America - Class R-5 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Income Fund of America - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Income Fund of America - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Income Fund of America - Class R-5 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
Income Fund of America - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Income Fund of America - Class R-5 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
The Income Fund of America - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.39%
The Income Fund of America - Class R-6 | Corporate bonds, notes and loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
The Income Fund of America - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
The Income Fund of America - Class R-6 | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
The Income Fund of America - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
The Income Fund of America - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
The Income Fund of America - Class R-6 | Bonds and notes of governments and government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
The Income Fund of America - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-6 | Short Term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]

[1]	Includes derivatives.